CONSOLIDATED FINANCIAL STATEMENTS - Joint ventures (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bradley Steel Processors
CONSOLIDATED FINANCIAL STATEMENTS
Country	Canada	Canada	Canada
Equity Interests (as a percent)	50.00%	50.00%	50.00%
MRM Guide Rail
CONSOLIDATED FINANCIAL STATEMENTS
Country	Canada	Canada	Canada
Equity Interests (as a percent)	50.00%	50.00%	50.00%
Gerdau Corsa S.A.P.I. de C.V.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Mexico	Mexico	Mexico
Equity Interests (as a percent)	75.00%	75.00%	75.00%
Gerdau Metaldom Corp.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Dominican Rep.	Dominican Rep.	Dominican Rep.
Equity Interests (as a percent)	50.00%	50.00%	50.00%
Gerdau Summit Acos Fundidos e Forjados S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Brazil	Brazil	Brazil
Equity Interests (as a percent)	58.73%	58.73%	58.73%
Diaco S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Colombia	Colombia	Colombia
Equity Interests (as a percent)	49.85%	49.87%	49.87%
Juntos Somos Mais Fidelizacao S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Brazil	Brazil	Brazil
Equity Interests (as a percent)	27.16%	27.50%	27.50%
Addiante S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Brazil	Brazil
Equity Interests (as a percent)	50.00%	50.00%
Ubirata Tecnologia S.A
CONSOLIDATED FINANCIAL STATEMENTS
Country	Brazil	Brazil
Equity Interests (as a percent)	50.00%	50.00%
Brasil ao Cubo S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Country	Brazil
Equity Interests (as a percent)	44.66%